Nature and extent of risks arising from financial instruments	12 Months Ended
Oct. 31, 2018
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Nature and extent of risks arising from financial instruments

Note 28 Nature and extent of risks arising from financial instruments

We are exposed to credit, market and liquidity and funding risks as a result of holding financial instruments. Our risk measurement and objectives, policies and methodologies for managing these risks are disclosed in the shaded text along with those tables specifically marked with an asterisk (*) in the Credit risk section of Management’s Discussion and Analysis. These shaded text and tables are an integral part of these Consolidated Financial Statements.

Concentrations of credit risk exist if a number of our counterparties are engaged in similar activities, are located in the same geographic region or have comparable economic characteristics such that their ability to meet contractual obligations would be similarly affected by changes in economic, political or other conditions.

Concentrations of credit risk indicate the relative sensitivity of our performance to developments affecting a particular industry or geographic location. The amounts of credit exposure associated with certain of our on- and off-balance sheet financial instruments are summarized in the following table.

	As at October 31, 2018
(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$594,823	66%	$184,040	21%	$60,645	7%	$50,486	6%	$889,994
Derivatives before master netting agreements (2) (3)	18,364	19	20,053	21	50,767	53	6,063	7	95,247
	$613,187	62%	$204,093	21%	$111,412	11%	$56,549	6%	$985,241
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$345,545	66%	$142,692	27%	$31,530	6%	$7,140	1%	$526,907
Other	79,399	61	14,852	11	34,849	27	987	1	130,087
	$424,944	65%	$157,544	24%	$66,379	10%	$8,127	1%	$656,994

	As at October 31, 2017
(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$531,294	68%	$145,824	19%	$55,265	7%	$49,829	6%	$782,212
Derivatives before master netting agreements (2) (3)	14,915	9	24,530	15	118,469	72	5,661	4	163,575
	$546,209	58%	$170,354	18%	$173,734	18%	$55,490	6%	$945,787
Off-balance sheet credit instruments (4)
Committed and uncommitted (5) (6)	$294,710	63%	$133,197	28%	$29,561	7%	$11,437	2%	$468,905
Other (6)	72,876	58	17,090	14	33,970	27	936	1	124,872
	$367,586	62%	$150,287	25%	$63,531	11%	$12,373	2%	$593,777

(1)	Includes assets purchased under reverse repurchase agreements and securities borrowed, loans and customers’ liability under acceptances. The largest concentrations in Canada are Ontario at 54% (October 31, 2017 – 50%), the Prairies at 18% (October 31, 2017 – 19%), British Columbia and the territories at 14% (October 31, 2017 – 15%) and Quebec at 10% (October 31, 2017 – 11%). No industry accounts for more than 47% (October 31, 2017 – 42%) of total on-balance sheet credit instruments.
(2)	A further breakdown of our derivative exposures by risk rating and counterparty type is provided in Note 8.
(3)	Excludes valuation adjustments determined on a pooled basis.
(4)	Balances presented are contractual amounts representing our maximum exposure to credit risk.
(5)	Represents our maximum exposure to credit risk. Retail and wholesale commitments respectively comprise 42% and 58% of our total commitments (October 31, 2017 – 39% and 61%). The largest concentrations in the wholesale portfolio relate to Non-bank financial services at 15% (October 31, 2017 – 9%), Utilities at 13% (October 31, 2017 – 9%), Technology & Media at 11% (October 31, 2017 – 8%), Consumer goods at 9% (October 31, 2017 – 6%), and Real estate & related at 8% (October 31, 2017 – 9%).
(6)	Amount have been revised from those previously presented.